AB Sustainable US Thematic Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Information Technology – 32.4%
Communications Equipment – 2.1%
Ciena Corp.(a)	55,359	$2,616,267
Lumentum Holdings, Inc.(a)	5,179	233,987

		2,850,254

Electronic Equipment, Instruments & Components – 7.3%
Flex Ltd.(a)	127,707	3,445,535
Keysight Technologies, Inc.(a)	25,929	3,430,666
TE Connectivity Ltd.	23,961	2,959,902

		9,836,103

IT Services – 2.5%
Accenture PLC - Class A	10,939	3,359,476

Semiconductors & Semiconductor Equipment – 8.3%
Advanced Micro Devices, Inc.(a)	12,872	1,323,499
Monolithic Power Systems, Inc.	3,947	1,823,514
NVIDIA Corp.	7,418	3,226,756
NXP Semiconductors NV	10,117	2,022,591
ON Semiconductor Corp.(a)	29,258	2,719,531

		11,115,891

Software – 12.2%
Adobe, Inc.(a)	5,606	2,858,499
Bentley Systems, Inc. - Class B	9,443	473,661
Fair Isaac Corp.(a)	2,738	2,378,035
Intuit, Inc.	6,785	3,466,728
Microsoft Corp.	15,242	4,812,662
Palo Alto Networks, Inc.(a)	9,928	2,327,520

		16,317,105

		43,478,829

Health Care – 22.9%

Health Care Equipment & Supplies – 6.8%
Alcon, Inc.	43,020	3,315,121
Becton Dickinson & Co.	11,999	3,102,101
STERIS PLC	12,204	2,677,802

		9,095,024

Health Care Providers & Services – 4.6%
Laboratory Corp. of America Holdings	12,058	2,424,261
UnitedHealth Group, Inc.	7,262	3,661,428

		6,085,689

Life Sciences Tools & Services – 9.4%
Bio-Rad Laboratories, Inc. - Class A(a)	4,972	1,782,214
Bruker Corp.	27,628	1,721,224
Danaher Corp.	14,037	3,482,580
ICON PLC(a)	12,868	3,168,745
West Pharmaceutical Services, Inc.	6,663	2,500,024

		12,654,787

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.1%
Johnson & Johnson	18,268	$2,845,241

		30,680,741

Industrials – 13.2%
Aerospace & Defense – 1.7%
Hexcel Corp.	34,762	2,264,397

Building Products – 2.0%
Owens Corning	19,894	2,713,740

Commercial Services & Supplies – 4.4%
Tetra Tech, Inc.	17,099	2,599,561
Waste Management, Inc.	22,129	3,373,345

		5,972,906

Electrical Equipment – 1.5%
Rockwell Automation, Inc.	7,127	2,037,395

Machinery – 2.2%
Deere & Co.	7,687	2,900,920

Professional Services – 1.4%
Maximus, Inc.	24,766	1,849,525

		17,738,883

Financials – 10.8%
Capital Markets – 4.7%
Intercontinental Exchange, Inc.	25,749	2,832,905
MSCI, Inc.	6,762	3,469,447

		6,302,352

Financial Services – 3.1%
Visa, Inc. - Class A	17,833	4,101,768

Insurance – 3.0%
Aflac, Inc.	52,804	4,052,707

		14,456,827

Consumer Staples – 6.5%
Household Products – 2.5%
Procter & Gamble Co. (The)	23,029	3,359,010

Personal Care Products – 4.0%
Haleon PLC (ADR)(b)	237,228	1,976,109
Unilever PLC (Sponsored ADR)	68,478	3,382,813

		5,358,922

		8,717,932

Consumer Discretionary – 5.3%
Automobile Components – 1.7%
Aptiv PLC(a)	22,242	2,192,839

Household Durables – 1.9%
TopBuild Corp.(a)	9,992	2,513,987

Specialty Retail – 1.7%
Home Depot, Inc. (The)	7,649	2,311,222

		7,018,048

Company	Shares	U.S. $ Value

Utilities – 3.4%
Electric Utilities – 2.0%
NextEra Energy, Inc.	45,923	$2,630,929

Water Utilities – 1.4%
American Water Works Co., Inc.	15,254	1,888,903

		4,519,832

Real Estate – 1.1%
Specialized REITs – 1.1%
SBA Communications Corp.	7,576	1,516,488

Total Common Stocks (cost $97,476,266)		128,127,580

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $6,051,498)	6,051,498	6,051,498

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $103,527,764)		134,179,078

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $43,214)	43,214	43,214

Total Investments – 100.1% (cost $103,570,978)(f)		134,222,292
Other assets less liabilities – (0.1)%		(121,051)

Net Assets – 100.0%		$134,101,241

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,184,324 and gross unrealized depreciation of investments was $(1,533,010), resulting in net unrealized appreciation of $30,651,314.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable US Thematic Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$128,127,580	$-0-	$-0-	$128,127,580
Short-Term Investments:
Investment Companies	6,051,498	-0-	-0-	6,051,498
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	43,214	-0-	-0-	43,214

Total Investments in Securities	134,222,292	-0-	-0-	134,222,292
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$134,222,292	$-0-	$-0-	$134,222,292

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,047	$6,523	$8,519	$6,051	$25
Government Money Market Portfolio*	1,996	14,657	16,610	43	7
Total				$6,094	$32

*	Investment of cash collateral for securities lending transactions.

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